SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trades payables	$ 298,180	$ 157,705
VAT, income and dividend taxes payable	9,895	28,027
Salaries payable	54,595	72,783
Trade payables and accrued liabilities	$ 362,670	$ 258,515